Revenue and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of revenue and expenses by nature

	2021	2020
	$	$
Revenue
Merchant transaction and processing services revenue	715,769	368,299
Other revenue	8,757	7,927
	724,526	376,226

Cost of revenue
Processing cost	143,261	64,106
Cost of goods sold	4,494	5,149
	147,755	69,255

Selling, general and administrative expenses
Commissions	125,531	67,410
Employee compensation	109,798	57,509
Depreciation and amortization	90,828	69,673
Professional fees	24,532	15,493
Share-based payments	53,180	10,407
Transaction losses	2,662	5,362
Contingent consideration adjustment	—	(2,470)
Other	24,772	11,588
	431,303	234,972